Income Tax	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income Tax

8.	INCOME TAX

Under current Bermuda law, APWC is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by APWC to its shareholders.

APWC’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to APWC.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the PRC.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2020, and there is no withholding tax on dividends applicable to the Company.  For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2020 and a withholding tax of 10% is levied on dividends received by the Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2017/2018, 2018/2019 and 2019/2020 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2020.

Dividends received from the Operating Subsidiaries and equity investees may be subjected to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%.

8.	INCOME TAX (continued)

The major components of income tax expenses for the years ended December 31, 2020, 2019 and 2018 are:

	2020	2019	2018
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	3,376	1,699	4,068
Previously unrecognized tax loss used to reduce current income tax	(89)	—	(128)
Adjustments for current income tax of prior years	(1)	(16)	1
Total current income tax	3,286	1,683	3,941
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	782	374	243
Relating to change in tax rate	—	—	—
Previously unrecognized tax loss used to reduce deferred tax expenses	(52)	—	(298)
Total deferred tax expenses/(benefits)	730	374	(55)
Income tax expense reported in the income statement	4,016	2,057	3,886

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(358)	334	(84)
Effect of change in tax rate	—	—	—
Net income (loss) on actuarial gains and losses
Recognized during the year	40	(345)	(82)
Effect of change in tax rate	—	—	—
Income tax benefits charged to other comprehensive (loss) income	(318)	(11)	(166)

8.	INCOME TAX (continued)

APWC is incorporated in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. The Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of difference between tax computed at the statutory tax rate and income tax expenses reported in the consolidated income statement is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000
Profit before tax	7,725	1,106	11,332
Tax at statutory rate of 20% (2019: 20%; 2018: 20%)	1,545	221	2,266
Foreign income taxed at different rate	1,100	499	697
Expenses not deductible for tax purpose	255	221	(33)
Utilization of previously unrecognized tax losses	(89)	—	(128)
Tax benefit arising from previously unrecognized tax losses	(52)	—	(298)
Net deferred tax asset not recognized	1,151	949	679
Written-off deferred tax	—	218	(4)
Tax exempt on income	(57)	(144)	(135)
Uncertain tax position	(273)	(454)	11
Return to provision adjustment	(1)	(16)	1
Deferred tax liability arising from undistributed earnings	270	215	578
Withholding tax on dividends	163	355	270
Others	4	(7)	(18)
Income tax expense reported in consolidated income statement	4,016	2,057	3,886

8.	INCOME TAX (continued)

Deferred tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2020	2019	2020	2019	2018
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(4,099)	(3,829)	270	215	578
Revaluations of financial assets at fair value through other comprehensive income	(322)	(679)	—	—	—
Accrued interest income	—	(181)	(172)	13	12
Unutilized building allowance (net)	(12)	(36)	(24)	(98)	(95)
Unused tax losses	54	546	481	119	(459)
Allowance for doubtful accounts	281	245	(21)	47	(97)
Inventory impairment	412	554	137	147	(236)
Rebates and other accrued liabilities	533	472	(18)	(46)	(38)
Unpaid retirement benefits	1,504	1,553	41	(81)	(54)
Deferred revenue and cost of sales	18	23	5	(6)	(14)
Actuarial loss	756	796	—	—	—
Unabsorbed depreciation	680	637	9	57	(55)
Mark-to-Market value of forward contract	—	—	—	28	(28)
Others	(324)	(301)	22	(21)	431
Deferred tax expenses / (benefits)			730	374	(55)
Net deferred tax assets	(519)	(200)

Reconciliation of deferred tax assets, net

	2020	2019	2018
	US$’000	US$’000	US$’000
Opening balance as of January 1	(200)	(6)	(132)
Tax (expenses)/benefit during the period recognized in profit or loss	(730)	(374)	55
Tax benefit during the period recognized in other comprehensive income	318	11	166
Exchange difference on translation foreign operations	93	169	(95)
Closing balance as of December 31	(519)	(200)	(6)

The Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.

8.	INCOME TAX (continued)

The Company has available unused net operating losses which arose in Thailand, China, Hong Kong and Singapore as of December 31, 2020, and arose in Thailand, China, Hong Kong, Singapore and Australia as of December 31, 2019, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2020	2019
	US$’000	US$’000
2020	—	3,067
2021	3,905	5,246
2022	2,437	2,216
2023	4,299	4,855
2024	3,226	3,605
2025	1,811	—
No expiration	1,620	1,591
	17,298	20,580

Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in the Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. The Company did not recognize deferred tax assets of $3,751 (2019: $4,038; 2018: $3,084) in respect of tax losses amounting to $17,028 (2019: $18,422; 2018: $13,698 ).

In addition, the Company did not recognize deferred assets of $1,866 (2019: $1,030 ; 2018: $792) in relation to deductible temporary differences amounting to $9,683 (2019: $4,695; 2018: $3,557).

There are no income tax consequences attached to the payment of dividends in 2020 or 2019 by APWC to its shareholders.

As of December 31, 2020 and 2019, the Company is subject to taxation in PRC, Australia, Thailand, and Singapore.  The Company’s tax years from 2011 and forward are still subject to examination by the tax authorities in various tax jurisdictions.

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2020	2019	2018
	US$’000	US$’000	US$’000
Balance as of January 1	451	674	706
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	(144)	(215)	—
Exchange difference	32	(8)	(32)
Balance as of December 31	339	451	674

The Company is not expecting there would be any reasonably possible change in the total amounts of uncertain tax position within twelve months of the reporting date. As of December 31, 2020, 2019, and 2018 the amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the income tax expenses is $339, $451 and $674, respectively.

8.	INCOME TAX (continued)

The Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties the Company has provided as of the dates listed below were:

	As of December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	597	713	867
Accrued penalties on uncertain tax position	339	384	461
Total accrued interest and penalties on uncertain tax position	936	1,097	1,328

For the years ended December 31, 2020, 2019 and 2018, the Company recognized $61, $81 and $108 in interest and $nil, $nil and $nil in penalty, respectively. For the years ended December 31, 2020, 2019 and 2018, the Company reversed $227, $223 and $nil in interest and $72, $71 and $nil in penalties, respectively, due to lapses in statute of limitations. For the years ended December 31, 2020, 2019 and 2018, the exchange difference $50, $(12) and $ (41) relating to interests, $(27), $(6) and $(25) relating to penalty were included in income tax expenses.

The Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.